Basic and diluted net earnings per share - Schedule of Earnings per Share (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Net earnings attributable to shareholders of AQN	$ 782,463	$ 530,884
Series A and D Preferred shares dividend	8,401	8,486
Net earnings attributable to common shareholders of AQN – basic and diluted	$ 774,062	$ 522,398
Weighted average number of shares
Basic (in shares)	559,633,275	499,910,876
Effect of dilutive securities (in shares)	4,740,561	4,828,678
Diluted (in shares)	564,373,836	504,739,554
Series A Preferred Stock
Class of Stock [Line Items]
Series A and D Preferred shares dividend	$ 4,611	$ 4,666
Series D Preferred Stock
Class of Stock [Line Items]
Series A and D Preferred shares dividend	$ 3,790	$ 3,820